Derivative instruments	12 Months Ended
Dec. 31, 2021
DERIVATIVE INSTRUMENTS
Derivative instruments	Derivative instruments

	As at December 31	As at December 31
(in millions of U.S. dollars)	2021	2020
DERIVATIVE ASSETS (LIABILITIES)
Foreign exchange forward contracts(1)	1.5	—
Unsettled provisionally priced concentrate derivatives, and swap contracts(2)	(0.6)	(0.9)
Total derivative assets (liabilities)	0.9	(0.9)
1.Foreign exchange forward contracts are included within prepaid expense and other in the statement of financial position.
2.Unsettled provisionally priced concentrate derivatives are included within trade and other receivables in the statement of financial position.

(a)    Provisionally priced contracts
The Company had provisionally priced sales for which price finalization is outstanding at December 31, 2021. Realized and unrealized gains (losses) on the provisional pricing of concentrate sales are classified as revenue, with the unsettled provisionally priced concentrate derivatives included in trade and other receivables. The Company enters into gold and copper swap contracts to reduce exposure to gold and copper prices. Realized and unrealized gains (losses) are recorded in revenue, with the unsettled gold and copper swaps included in trade and other receivables.
The following tables summarize the realized and unrealized gains (losses) on provisionally priced sales:

	Year ended December 31, 2021
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	(0.1)	9.2	9.1
Unrealized	0.5	0.7	1.2
Total gain	0.4	9.9	10.3

	Year ended December 31, 2020
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	3.2	6.3	9.5
Unrealized	0.7	8.2	8.9
Total gain	3.9	14.5	18.4
The following tables summarize the realized and unrealized gains (losses) on gold and copper swap contracts:

	Year ended December 31, 2021
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON SWAP CONTRACTS
Realized	0.2	(11.8)	(11.6)
Unrealized	(0.4)	(1.4)	(1.8)
Total loss	(0.2)	(13.2)	(13.4)

	Year ended December 31, 2020
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON SWAP CONTRACTS
Realized	(2.0)	(2.1)	(4.1)
Unrealized	(0.8)	(9.0)	(9.8)
Total loss	(2.8)	(11.1)	(13.9)
The following table summarizes the net exposure to the impact of movements in market commodity prices for provisionally priced sales:

	As at December 31	As at December 31
	2021	2020
VOLUMES SUBJECT TO FINAL PRICING NET OF OUTSTANDING SWAPS
Gold ounces (000s)	0.7	1.2
Copper pounds (millions)	1.0	1.6

(b) Copper put option contracts
In January 2021, the Company entered into copper price option contracts by purchasing put options at an average strike price of $3.10/lb.
The put options purchased are treated as derivative financial instruments and marked to market at each reporting period on the consolidated statement of financial position with changes in fair value recognized in other gains and losses. Realized gains and losses as a result of the exercise of the Company’s put options, up to an amount not exceeding the Company’s production of copper pounds for the reporting period, are recorded as an adjustment to revenue. The exercise of options on copper pounds in excess of the Company’s copper production for the reporting period are recorded as other gains and losses.
As at December 31, 2021 all copper put option contracts have expired.
(c) Foreign exchange forward contracts
During 2021, the Company entered into foreign exchange forward contracts in order to hedge operating costs at the New Afton and Rainy River mines. These contracts are treated as derivative financial instruments and marked-to-market at each reporting period on the consolidated statement of financial position with changes in fair value recognized in other gains and losses. Realized gains and losses are recorded within operating expenses.

In December 2021 the Company entered into forward exchange forward contracts for the periods of January to March 2022, hedging C$42.0 million each month. As at December 31, 2021, the fair value of the unrealized foreign exchange forward contracts assets were $1.5 million.